Share-based Compensation - Share options activities (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Additional Disclosures
Weighted average grant date fair value of options granted | ¥ / shares						¥ 126.8
the 2018 Plan
Additional Disclosures
Shares granted under the share incentive plan		0
Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		17,939,000		21,910,000		22,510,000
Granted (in shares)						5,829,000
Exercised (in shares)		(3,696,000)		(2,211,000)		(3,929,000)
Forfeited (in shares)		(1,133,000)		(1,760,000)		(2,500,000)
Ending balance (in shares)		13,110,000		17,939,000		21,910,000	22,510,000
Exercisable (in shares)								6,973,000
Weighted Average Exercise Price
Beginning balance (in USD/shares) | $ / shares	$ 2.4701		$ 2.0283		$ 2.001
Granted (in USD/shares) | $ / shares					0.0036
Exercised (in USD/shares) | $ / shares	0.3911		0.0001		0.0001
Forfeited (in USD/shares) | $ / shares	0.6909		0.1443		0.2331
Ending balance (in USD/shares) | $ / shares	1.6543		$ 2.4701		$ 2.0283
Exercisable (in USD/shares) | $ / shares	$ 1.8474
Additional Disclosures
Weighted Average Remaining Contractual Life (In years)		2 years 10 months 6 days		3 years 9 months 14 days		4 years 8 months 12 days	5 years 3 days
Weighted Average Remaining Contractual Life, Exercisable (In years)		2 years 7 months 20 days
Aggregate Intrinsic Value, Beginning balance | ¥		¥ 1,232,411		¥ 3,305,336		¥ 6,372,503
Aggregate Intrinsic Value, Ending balance | ¥		¥ 1,550,782		¥ 1,232,411		¥ 3,305,336	¥ 6,372,503
Aggregate Intrinsic Value, Exercisable | ¥								¥ 907,766
Employees | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		17,808,000		21,715,000		22,327,000
Granted (in shares)						5,667,000
Exercised (in shares)		(3,689,000)		(2,147,000)		(3,779,000)
Forfeited (in shares)		(1,119,000)		(1,760,000)		(2,500,000)
Ending balance (in shares)		13,000,000		17,808,000		21,715,000	22,327,000
Exercisable (in shares)								6,897,000
Consultants | Employee Stock Option [Member]
Share options activities
Beginning balance (in shares)		131,000		195,000		183,000
Granted (in shares)						162,000
Exercised (in shares)		(7,000)		(64,000)		(150,000)
Forfeited (in shares)		(14,000)
Ending balance (in shares)		110,000		131,000		195,000	183,000
Exercisable (in shares)								76,000